Note 2 - Securities (Tables)	12 Months Ended
Dec. 31, 2014
Note 2 - Securities (Tables) [Line Items]
Available-for-sale Securities [Table Text Block]
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities Available for Sale
December 31, 2014
U.S. Government sponsored entity securities	$9,019	$2	(104)	$8,917
Agency mortgage-backed securities, residential	74,762	1,693	(136)	76,319
Total securities	$83,781	$1,695	(240)	$85,236

December 31, 2013
U.S. Government sponsored entity securities	$9,028	$4	(180)	$8,852
Agency mortgage-backed securities, residential	74,661	1,257	(702)	75,216
Total securities	$83,689	$1,261	(882)	$84,068

Held-to-maturity Securities [Table Text Block]
	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Estimated Fair Value
Securities Held to Maturity
December 31, 2014
Obligations of states and political subdivisions	$22,811	$939	$(189)	$23,561
Agency mortgage-backed securities, residential	9	----	----	9
Total securities	$22,820	$939	$(189)	$23,570

December 31, 2013
Obligations of states and political subdivisions	$22,814	$579	$(421)	$22,972
Agency mortgage-backed securities, residential	12	----	----	12
Total securities	$22,826	$579	$(421)	$22,984

Investments Classified by Contractual Maturity Date [Table Text Block]
	Available for Sale				Held to Maturity
Debt Securities:	Amortized Cost		Estimated Fair Value		Amortized Cost	Estimated Fair Value
Due in one year or less	$	----	$	----	$131	$131
Due in one to five years		9,019		8,917	7,459	7,874
Due in five to ten years		----		----	11,702	12,053
Due after ten years		----		----	3,519	3,503
Agency mortgage-backed securities, residential		74,762		76,319	9	9
Total debt securities		$83,781		$85,236	$22,820	$23,570

Schedule of Unrealized Loss on Investments [Table Text Block]
December 31, 2014	Less than 12 Months				12 Months or More		Total
Securities Available for Sale	Fair Value		Unrealized Loss		Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

U.S. Government sponsored entity securities	$	----	$	----	$7,911	$(104)	$7,911	$(104)
Agency mortgage-backed securities, residential		11,232		(20)	8,397	(116)	19,629	(136)
Total available for sale		$11,232		$(20)	$16,308	$(220)	$27,540	$(240)
December 31, 2013	Less than 12 Months		12 Months or More				Total
Securities Available for Sale	Fair Value	Unrealized Loss	Fair Value		Unrealized Loss		Fair Value	Unrealized Loss

U.S. Government sponsored entity securities	$7,841	$(180)	$	----	$	----	$7,841	$(180)
Agency mortgage-backed securities, residential	25,775	(702)		----		----	25,775	(702)
Total available for sale	$33,616	$(882)	$	----	$	----	$33,616	$(882)

Held-to-maturity Securities [Member]
Note 2 - Securities (Tables) [Line Items]
Schedule of Unrealized Loss on Investments [Table Text Block]
	Less than 12 Months		12 Months or More		Total
Securities Held to Maturity	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss

Obligations of states and political subdivisions	$1,171	$(9)	$2,916	$(180)	$4,087	$(189)
Total held to maturity	$1,171	$(9)	$2,916	$(180)	$4,087	$(189)
	Less than 12 Months		12 Months or More		Total
Securities Held to Maturity	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss

Obligations of states and political subdivisions	$6,743	$(307)	$1,142	$(114)	$7,885	$(421)
Total held to maturity	$6,743	$(307)	$1,142	$(114)	$7,885	$(421)